BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Schedule of preliminary fair value calculation of consideration transferred

The following table summarizes the calculation of the fair value of the compensation transferred on January 3rd, 2020.

In millions of R$, except for the number of shares
Number of Avon outstanding common shares as of January 3rd, 2020	536,383,776
Multiplied by the exchange ratio of 0.600 Natura &Co Holding Shares per each Avon common share	321,830,266
Multiplied by the market price of Natura &Co shares on January 3 d, 2020	41,0
Consideration in the issuance of shares	13,195,041
Consideration to the transferred compensation (a)	171,073
Fair value of the consideration to be transferred	13,366,114
(a)

Related to the effects of replacements and settlements of share-based payment plans, of which the amount of R$80 thousand refers to the share-based payment plans of Avon, in which it was substituted by Natura &Co, and R$ 91 thousand refers to the stock option plans liquidated as a result of the conclusion of the transaction. These are pre-combination installments that were regarded as a transferred compensation.

Schedule of preliminary allocation prepared by Company and resulting goodwill

The fair values of the identifiable assets and liabilities of Avon as at the date of acquisition were:

In thousands of R$

Purchase consideration transferred (1)	13,366,114

Fair value of acquired assets:
Cash and cash equivalents	2,636,108
Trade receivable (2)	1,135,269
Inventories	1,919,683
Other current assets	1,031,136
Non-current assets held for sale	199,050
Property, plant and equipment	2,912,482
Deferred income tax and social contribution	667,034
Right of use (3)	564,669
Other non-current assets	475,096
Judicial deposits	283,885
Recoverable taxes	531,930
Employee benefit plan (other assets)	553,297
Intangibles (4)	5,846,812

Fair value of liabilities assumed:
Borrowings, financing and debentures	7,256,583
Trade payable	2,915,418
Salaries, profit sharing and social charges	621,203
Dividends and interest on equity payable	405,916
Derivative financial instruments	15,518
Operating expenses accruals	999,653
Provision for restructuring (other liabilities)	152,896
Lease liabilities	777,200
Tax liabilities	341,258
Income tax and social contribution	30,068
Provision for tax, civil and labor risks (5)	1,693,096
Liabilities from discontinued operations (other liabilities)	64,844
Deferred income tax and social contribution (6)	592,534
Other liabilities	1,007,623
Total identifiable net assets at fair value	1,882,641

Non-controlling interest	27,555

Goodwill arising on acquisition (7)	11,511,028

(1)	Refers to the fair value of the acquired shares, which is the amount disbursed on the shares exchange.
(2)	The fair value of the trade receivable amounts to R$ 1,135,269 and is equivalent to it carrying amount and, it is expected that the carrying amount can be collected.
(3)

The Company measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the favorable terms of the lease relative to market terms.

(4)

The fair value of intangibles includes the intangible assets acquired and recognized by Avon before the allocation of the fair value, in the amount of R$ 291,235, plus the effects of the allocation of the fair values described below.

Fair value for the intangibles “Avon” tradename, power brands and developed technology has been calculated based on the income approach and the relief-from-royalty method. The relief from royalty method is often used to calculate the value of a trademark or trade name. This method is based on the concept that if an entity owns a trademark, it does not have to pay for the use of it and therefore is relieved from paying a royalty. The amount of that theoretical payment is used as a surrogate for income attributable to the intangibles. The valuation is arrived at by computing the present value of the after-tax royalty savings, calculated by applying an appropriate royalty rate to the projected revenue, using an appropriate discount rate.

Fair value for relationship with sales representatives has been calculated based on the Multi Period Excess Earnings Method (“MEEM”), method that isolates the income/cash flow that is related to the intangible asset being valued and estimates fair value through the sum of the discounted future excess earnings attributable to the intangible asset.

(5)

Contingent liabilities assumed in the acquisition that are considered present obligations arising from past events and that can be measured reliably were recognized and are initially measured at fair value on the acquisition date and subsequently measured in accordance with the requirements of IFRS 3, to a higher amount that would be recognized in accordance with IAS 37. The fair value of the contingent liabilities includes the liabilities assumed and recognized by Avon before the allocation of the fair value, in the amount of R$ 872,993, plus the effects of the allocation of the fair values, which totaled R$ 820,103. The main assumption for calculating the fair value of the contingent liabilities was the evaluation of the probability of loss of the possible and remote lawsuits.The table below shows the total amount of contingent liabilities assumed on the date of the transaction, including the attributed fair value:

(6)

Consists of deferred tax liabilities of approximately R$ 81,423 related to Avon opening balance and net position of deferred tax asset and liabilities related to purchasing price allocation of tax liabilities of R$ 511,111.

(7)

Goodwill is attributable to strong market position and geographic regions and will result in a more diversified and balanced global portfolio, as well as expected future profitability and operational synergies, such as supply, manufacturing, distribution and efficiency of the administrative structure and revenue growth. This goodwill arising from the transaction is not expected to result in a tax benefit, that is, deductible for tax purposes.

Schedule of fair value of intangible assets
	Nature	Fair value	Useful life
“Avon” tradename	Represents the fair value of the "Avon" tradename. The relief-from-royalty method has been applied considering a benchmark of similar royalty transactions.	2,022,163	Indefinite
Power brands	Represents the fair value of Avon's main brands. The relief-from-royalty method has been applied considering a benchmark of similar royalty transactions as well as the relative importance of the respective brands for Avon’s revenue generation.	517,592	20 years
Developed technology	Represents the fair value of all technology necessary to develop Avon products, including formulae, labeling data, manufacturing processes, regulatory approvals, product packaging, and designs. the relief-from-royalty method has been applied based on existing contractual relations involving Avon’s developed technology.	1,131,573	5 years
Sales Representatives	Represents the fair value of the relationship between Avon and its sales representatives. Fair value is calculated based on the number of active representatives by country as of the valuation date, multiplied by the respective average ticket price as well as projected information on the average ticket growth which includes future inflation. The churn rate and the projected information have been considered as significant assumptions.	1,884,249	7 to 12 years
		5,555,577

Schedule of the total amount of contingent liabilities assumed on the date of the transaction, including the attributed fair value
The table below shows the total amount of contingent liabilities assumed on the date of the transaction, including the attributed fair value:
In thousands of R$
Tax	1,381,418
Civil	92,988
Labor	218,690
Total	1,693,096

Schedule of variation between preliminary effects and final effects presented in business combination
The table below demonstrate the differences between these preliminary effects presented on December 31, 2019 and the final effects presented in these consolidated financial statements:
	As reported in 2019	Measurement period adjustments	2020
Total estimated consideration to be transferred	13,366,114	-	13,366,114
(-) Fair value of assets acquired:
Intangibles (1)	5,709,326	137,486	5,846,812
Other assets	12,911,674	(2,035)	12,909,639
(+) Fair value of liabilities assumed:
Provision for risks and contingencies (2)	651,000	1,042,096	1,693,096
Deferred income tax and social contribution (3)	671,693	(79,159)	592,534
Other liabilities	14,571,307	16,873	14,588,180
(-) Net assets	2,727,000	(844,359)	1,882,641
(+) Non-controlling interests	27,555	-	27,555
Goodwill from business combination	10,666,669	844,359	11,511,028